CASH AND CASH EQUIVALENTS - Schedule of Cash, Cash Equivalents and Short Term Investments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Cash at the bank	R 74.6	R 64.9
Access deposits and income funds	2,681.3	1,228.1
Restricted cash	14.1	13.2
Cash and cash equivalents	2,770.0	1,306.2	R 521.5	R 2,471.4
Interest earned on cash and cash equivalents	136.5	68.3	R 148.5
Environmental rehabilitation
Disclosure of financial assets [line items]
Restricted cash	7.8	5.2
Various utilities
Disclosure of financial assets [line items]
Restricted cash	R 5.1	R 5.1
Bottom of range
Disclosure of financial assets [line items]
Effective annual yields	7.60%	8.00%
Top of range
Disclosure of financial assets [line items]
Effective annual yields	8.30%	9.40%